-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number   811-21483
                                  ----------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  401 W. Main Street, Suite 2100     Louisville, Kentucky          402023
--------------------------------------------------------------------------------
  (Address of principal executive offices)                      (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 379-6980
                                                     ---------------------------

Date of fiscal year end:        February 28, 2007
                          ---------------------------------------------

Date of reporting period:       August 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================








                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND









                               SEMI-ANNUAL REPORT
                                 August 31, 2006
                                   (Unaudited)














            INVESTMENT ADVISOR                         ADMINISTRATOR
            ------------------                         -------------
     INTEGRITY ASSET MANAGEMENT, LLC            ULTIMUS FUND SOLUTIONS, LLC
     401 West Main Street, Suite 2100                  P.O. Box 46707
        Louisville, Kentucky 40202              Cincinnati, Ohio 45246-0707
                                                       1-866-896-9292






================================================================================

                               [GRAPHIC OMITTED]

                         VERACITY SMALL CAP VALUE FUND




                                                           October 25, 2006

Dear Fellow Shareholder,

The inception date of the Veracity Small Cap Value Fund (VSCVX) was March 30, 2004. The fiscal mid-year of the Fund is August 31st. Over the course of the first 29 months since inception, the Fund's Class R shares annualized rate of return was 13.44%. (This performance is net of fees.) By comparison, over the same period, the Russell 2000 Value Index had an annualized rate of return of 13.08% and the S&P 500 Index was up 8.17% annualized.

Over the past six months, the Fund has struggled a bit relative to its Russell 2000 Value benchmark, but has continued to outperform more than 75% of all small cap value funds tracked by Morningstar on a calendar year-to-date basis.

We have been focusing on companies that are a bit larger, more liquid and higher quality than the average company in the Russell 2000 Value benchmark. In general, this has detracted from performance in recent months. Our recent stock selection in the Financials and Materials & Processing sectors has also hurt our relative performance.

Looking ahead, we believe that economic growth is slowing, inflation is well under control and that the Federal Reserve is finished raising interest rates. We still see the market being caught up in a Catch-22; needing slower growth to tame rates, but also having to face the prospects of decelerating earnings.

On a sector basis our outlook is as follows:

CONSUMER DISCRETIONARY: Valuations have pulled in some, and the consumer has received some relief from energy prices falling. We would like to opportunistically add to the group. Valuations, particularly relative to other linked sectors like Housing and Financials, remain our largest obstacle.

ENERGY: The Energy stock sell off is getting overdone and valuations are starting to look attractive. Our near-term concern is that potential strength in Technology and other traditional growth sectors will draw money from the group.

FINANCIALS: We continue to like this industry group and expect relative performance to improve with the end of the Fed tightening campaign. We are also finding attractive valuations in the Property & Casualty industry with the pre-hurricane season sell off taking its toll on the stocks. We believe the REITS' stellar performance is coming to an end. A lot of money has been hiding in the stocks. With other investment alternatives developing in the market, we expect investors will be leaving the group.

MATERIALS AND PROCESSING: This sector has underperformed in every post rate hike environment over the last 25 years. We are not going to bet against that record. We have shifted toward later-cycle companies in the engineering and construction industry where projects have longer tails and are less sensitive to current economic trends.

TECHNOLOGY: We see near-term positives of attractive valuations, improving fundamentals and improving investor sentiment toward the sector. Software and Communications are our favorite industries and should benefit from increased capital expenditures as well as heightened M&A activity.

We will provide a more detailed analysis of which stocks and sectors had the greatest impact on the Fund when we send you the Annual Report. Thank you for your continued confidence in the Veracity Funds.

Best regards,

/s/ Matthew G. Bevin

Matthew G. Bevin
President
Veracity Funds







Veracity Funds   P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-866-896-9292   Fax: 513-587-3438

--------------------------------------------------------------------------------

                         VERACITY SMALL CAP VALUE FUND
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                       AS OF AUGUST 31, 2006 (UNAUDITED)


                               [GRAPHIC OMITTED]


               Consumer Discretionary                     5.7%
               Consumer Staples                           3.5%
               Energy                                     3.0%
               Financials                                34.3%
               Health Care                                4.2%
               Industrials                               16.9%
               Information Technology                    13.7%
               Materials                                  2.3%
               Telecommunication Services                 2.4%
               Utilities                                  8.4%
               Money Market Funds                         4.2%

--------------------------------------------------------------------------------

                                           TOP 10 HOLDINGS
                                  AS OF AUGUST 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
                                                                                              % OF NET
COMPANY                               PRIMARY BUSINESS               SECTOR CLASSIFICATION     ASSETS
-------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust     Office Properties              Financials                  1.4%
-------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.                    Aerospace/Defense              Industrials                 1.4%
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp.           Computer Aided Design          Information Technology      1.4%
-------------------------------------------------------------------------------------------------------
Washington Group International, Inc.  Building-Heavy Construction    Industrials                 1.3%
-------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                   Commercial Banks               Financials                  1.3%
-------------------------------------------------------------------------------------------------------
South Financial Group, Inc. (The)     Commercial Banks               Financials                  1.2%
-------------------------------------------------------------------------------------------------------
IDACORP, Inc.                         Electric - Integrated          Utilities                   1.2%
-------------------------------------------------------------------------------------------------------
URS Corp.                             Engineering/R&D Services       Industrials                 1.1%
-------------------------------------------------------------------------------------------------------
CommScope, Inc.                       Telecommunications Equipment   Information Technology      1.1%
-------------------------------------------------------------------------------------------------------
Trustmark Corp.                       Commercial Banks               Financials                  1.1%
-------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                          $  128,473,931
                                                                ==============
   At value (Note 1)                                            $  132,263,425
Receivable for investment securities sold                            4,481,549
Receivable for capital shares sold                                   3,453,572
Dividends receivable                                                   136,136
Other assets                                                            19,754
                                                                --------------
   TOTAL ASSETS                                                    140,354,436
                                                                --------------

LIABILITIES
Payable for investment securities purchased                          6,045,546
Payable for capital shares redeemed                                     31,561
Payable to Advisor (Note 3)                                             74,684
Payable to affiliate (Note 3)                                           17,510
Accrued distribution and service plan fees (Note 3)                     20,690
Other accrued expenses                                                  24,063
                                                                --------------
   TOTAL LIABILITIES                                                 6,214,054
                                                                --------------

NET ASSETS                                                      $  134,140,382
                                                                ==============

NET ASSETS CONSIST OF:
Paid-in capital                                                 $  124,722,897
Accumulated undistributed net investment income                        166,048
Accumulated undistributed net realized gains from
   security transactions                                             5,461,943
Net unrealized appreciation on investments                           3,789,494
                                                                --------------
NET ASSETS                                                      $  134,140,382
                                                                ==============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                         $   77,487,594
                                                                ==============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                        2,951,463
                                                                ==============
Net asset value and offering price per share(a) (Note 1)        $        26.25
                                                                ==============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                         $   56,652,788
                                                                ==============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                        2,152,705
                                                                ==============
Net asset value and offering price per share(a) (Note 1)        $        26.32
                                                                ==============

(a)  Redemption price varies on length of time held (Note 1).


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends                                                    $      798,601
                                                                --------------

EXPENSES
   Investment advisory fees (Note 3)                                   451,605
   Mutual fund services fees (Note 3)                                   86,775
   Distribution and service plan expense - Class R (Note 3)             68,047
   Custodian fees                                                       25,925
   Professional fees                                                    14,693
   Registration fees - Common                                           13,609
   Registration fees - Class R                                             993
   Registration fees - Class I                                             457
   Trustees' fees and expenses                                          14,239
   Compliance service fees                                              12,000
   Postage and supplies                                                  4,145
   Pricing fees                                                          2,189
   Reports to shareholders                                               1,832
   Insurance expense                                                     1,261
   Other expenses                                                        4,301
                                                                --------------
      TOTAL EXPENSES                                                   702,071
   Fees waived and expenses reimbursed by the Advisor (Note 3):
     Common                                                            (68,068)
     Class R                                                              (993)
     Class I                                                              (457)
                                                                --------------
      NET EXPENSES                                                     632,553
                                                                --------------

NET INVESTMENT INCOME                                                  166,048
                                                                --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions                     3,169,430
   Net change in unrealized appreciation/depreciation
      on investments                                                (2,359,949)
                                                                --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       809,481
                                                                --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $      975,529
                                                                ==============




See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================
                                                                         SIX MONTHS           YEAR
                                                                            ENDED             ENDED
                                                                       AUGUST 31, 2006     FEBRUARY 28,
                                                                         (UNAUDITED)         2006(a)
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                        $       166,048    $       (28,123)
   Net realized gains from security transactions                             3,169,430          3,778,261
   Net change in unrealized appreciation/depreciation
     on investments                                                         (2,359,949)         4,721,765
                                                                       ---------------    ---------------
Net increase in net assets from operations                                     975,529          8,471,903
                                                                       ---------------    ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I                                            --              (15,025)
   From net realized gains on investments, Class R                                --           (1,241,092)
   From net realized gains on investments, Class I                                --             (632,270)
                                                                       ---------------    ---------------
Net decrease in net assets from distributions to shareholders                     --           (1,888,387)
                                                                       ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
   Proceeds from shares sold                                                38,429,737         44,440,312
   Reinvestment of distributions to shareholders                                  --            1,051,454
   Proceeds from redemption fees collected (Note 1)                                518                  6
   Payments for shares redeemed                                             (6,152,883)       (20,995,836)
                                                                       ---------------    ---------------
Net increase in net assets from Class R capital share transactions          32,277,372         24,495,936
                                                                       ---------------    ---------------

CLASS I
   Proceeds from shares sold                                                29,969,080         28,489,349
   Reinvestment of distributions to shareholders                                  --              566,697
   Payments for shares redeemed                                             (3,117,782)        (1,985,852)
                                                                       ---------------    ---------------
Net increase in net assets from Class I capital share transactions          26,851,298         27,070,194
                                                                       ---------------    ---------------

TOTAL INCREASE IN NET ASSETS                                                60,104,199         58,149,646

NET ASSETS
   Beginning of period                                                      74,036,183         15,886,537
                                                                       ---------------    ---------------
   End of period                                                       $   134,140,382    $    74,036,183
                                                                       ===============    ===============

ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME                                                   $       166,048    $          --
                                                                       ===============    ===============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
   Shares sold                                                               1,466,557          1,864,828
   Shares issued in reinvestment of distributions to shareholders                 --               44,934
   Shares redeemed                                                            (234,309)          (881,600)
                                                                       ---------------    ---------------
   Net increase in shares outstanding                                        1,232,248          1,028,162
   Shares outstanding, beginning of period                                   1,719,215            691,053
                                                                       ---------------    ---------------
   Shares outstanding, end of period                                         2,951,463          1,719,215
                                                                       ===============    ===============

CLASS I
   Shares sold                                                               1,143,364          1,179,754
   Shares issued in reinvestment of distributions to shareholders                 --               24,185
   Shares redeemed                                                            (117,104)           (77,494)
                                                                       ---------------    ---------------
   Net increase in shares outstanding                                        1,026,260          1,126,445
   Shares outstanding, beginning of period                                   1,126,445               --
                                                                       ---------------    ---------------
   Shares outstanding, end of period                                         2,152,705          1,126,445
                                                                       ===============    ===============

(a)  Except  for  Class  I  shares,   which   represents  the  period  from  the
     commencement of operations (July 7, 2005) through February 28, 2006.


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS R
FINANCIAL HIGHLIGHTS
=============================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-----------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS             YEAR                PERIOD
                                                                     ENDED              ENDED                ENDED
                                                                AUGUST 31, 2006       FEBRUARY 28,         FEBRUARY 28,
                                                                  (UNAUDITED)            2006                2005(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value at beginning of period                        $         26.01      $         22.99      $         20.00
                                                                ---------------      ---------------      ---------------

  Income (loss) from investment operations:
     Net investment income (loss)                                          0.02                (0.02)               (0.04)
     Net realized and unrealized gains on investments                      0.22                 3.84                 3.03
                                                                ---------------      ---------------      ---------------
  Total from investment operations                                         0.24                 3.82                 2.99
                                                                ---------------      ---------------      ---------------

  Less distributions:
     From net realized gains on investments                                --                  (0.80)                --
                                                                ---------------      ---------------      ---------------

  Proceeds from redemption fees collected (Note 1)                         0.00(b)              0.00(b)              0.00(b)
                                                                ---------------      ---------------      ---------------
  Net asset value at end of period                              $         26.25      $         26.01      $         22.99
                                                                ===============      ===============      ===============

RATIOS AND SUPPLEMENTAL DATA:

  Total return(c)                                                         0.92%(d)            16.98%               14.95%(d)
                                                                ===============      ===============      ===============

  Net assets at end of period (000's)                           $        77,488      $        44,708      $        15,887
                                                                ===============      ===============      ===============
  Ratio of net expenses to average net assets(e)                          1.50%(f)             1.49%                1.49%(f)

  Ratio of net investment income (loss) to average net assets             0.26%(f)            (0.13%)             (0.33%)(f)

  Portfolio turnover rate                                                  121%(f)              140%                 187%(f)
-----------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.65%(f), 1.82% and 2.08%(f) for the periods ended August 31, 2006, February 28, 2006 and February 28, 2005, respectively.

(f)  Annualized.


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I
FINANCIAL HIGHLIGHTS
================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
----------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS              YEAR
                                                                            ENDED               ENDED
                                                                       AUGUST 31, 2006        FEBRUARY 28,
                                                                         (UNAUDITED)           2006(a)
----------------------------------------------------------------------------------------------------------------
  Net asset value at beginning of period                               $         26.04       $         23.42
                                                                       ---------------       ---------------

  Income from investment operations:
     Net investment income                                                        0.04                  0.02
     Net realized and unrealized gains on investments                             0.24                  3.42
                                                                       ---------------       ---------------
  Total from investment operations                                                0.28                  3.44
                                                                       ---------------       ---------------

  Less distributions:
     From net investment income                                                   --                   (0.02)
     From net realized gains on investments                                       --                   (0.80)
                                                                       ---------------       ---------------
  Total distributions                                                             --                   (0.82)
                                                                       ---------------       ---------------

  Net asset value at end of period                                     $         26.32       $         26.04
                                                                       ===============       ===============

RATIOS AND SUPPLEMENTAL DATA:

  Total return(b)                                                                1.08%(c)             15.03%(c)
                                                                       ===============       ===============

  Net assets at end of period (000's)                                  $        56,653       $        29,328
                                                                       ===============       ===============

  Ratio of net expenses to average net assets(d)                                 1.25%(e)              1.25%(e)

  Ratio of net investment income to average net assets                           0.51%(e)              0.12%(e)

  Portfolio turnover rate                                                         121%(e)               140%
----------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.40%(e) and 1.58%(e) for the periods ended August 31, 2006 and February 28, 2006, respectively.

(e)  Annualized.


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 94.4%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 5.7%
      9,768    Banta Corp.                                       $     459,584
     22,743    Bob Evans Farms, Inc.                                   644,537
     40,961    Borders Group, Inc.                                     783,584
     56,088    Entercom Communications Corp.                         1,425,196
     80,704    IKON Office Solutions, Inc.                           1,150,032
     48,672    MarineMax, Inc.(a)                                    1,106,314
     28,113    Media General, Inc. - Class A                         1,105,403
     39,050    Standard Pacific Corp.                                  934,467
                                                                 -------------
                                                                     7,609,117
                                                                 -------------
               CONSUMER STAPLES - 3.5%
     30,493    J & J Snack Foods Corp.                                 965,713
     21,140    Longs Drug Stores Corp.                                 960,390
     89,663    Pathmark Stores, Inc.(a)                                870,628
     44,006    Pilgrim's Pride Corp.                                 1,071,986
     53,617    Smart & Final, Inc.(a)                                  888,434
                                                                 -------------
                                                                     4,757,151
                                                                 -------------
               ENERGY - 3.0%
     17,794    Carrizo Oil & Gas, Inc.(a)                              495,741
      9,345    Giant Industries, Inc.(a)                               763,486
     21,363    Goodrich Petroleum Corp.(a)                             676,780
     19,190    NATCO Group, Inc. - Class A(a)                          701,011
     63,150    PetroQuest Energy, Inc.(a)                              759,694
     11,286    Veritas DGC, Inc.(a)                                    672,307
                                                                 -------------
                                                                     4,069,019
                                                                 -------------
               FINANCIALS - 34.3%
     26,456    Advanta Corp. - Class B                                 895,800
     11,503    Affiliated Managers Group, Inc.(a)                    1,064,373
     10,597    Alexandria Real Estate Equities, Inc.                 1,038,718
     47,603    AMCORE Financial, Inc.                                1,430,470
     59,950    American Equity Investment Life Holding Co.             693,622
     45,578    American Home Mortgage Investment Corp.               1,444,823
    109,331    Annaly Mortgage Management, Inc.                      1,367,731
     35,538    Argonaut Group, Inc.(a)                               1,092,794
     47,295    Assured Guaranty Ltd.                                 1,265,141
     21,353    BioMed Realty Trust, Inc.                               664,932
     37,737    Central Pacific Financial Corp.                       1,365,702
     20,882    Citizens Banking Corp.                                  526,226
     12,432    Colonial Properties Trust                               616,378
     32,282    Commercial Capital Bancorp, Inc.                        512,961
     33,283    CompuCredit Corp.(a)                                    970,199
     41,002    Corporate Office Properties Trust                     1,925,864
     92,990    Dime Community Bancshares                             1,328,827
    149,567    Doral Financial Corp.                                   749,331




See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 94.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               FINANCIALS - 34.3% (CONTINUED)
     22,581    Downey Financial Corp.                            $   1,386,248
     92,509    Equity Inns, Inc.                                     1,422,788
     19,796    FirstFed Financial Corp.(a)                           1,006,824
     34,612    FirstMerit Corp.                                        796,422
     35,285    First Midwest Bancorp, Inc.                           1,317,895
     60,681    Greater Bay Bancorp                                   1,727,588
     16,401    Hanover Insurance Group, Inc.                           729,845
     35,354    Health Care REIT, Inc.                                1,412,039
    103,561    Highland Hospitality Corp.                            1,426,035
     21,297    IndyMac Bancorp, Inc.                                   832,713
     22,469    International Bancshares Corp.                          640,591
     45,048    Irwin Financial Corp.                                   857,714
     32,298    MAF Bancorp, Inc.                                     1,332,938
     99,343    NorthStar Realty Finance Corp.                        1,191,123
     20,907    PFF Bancorp, Inc.                                       754,534
     17,311    RLI Corp.                                               846,508
      6,380    Saxon Capital, Inc.                                      88,746
     15,435    Seabright Insurance Holdings(a)                         195,407
     60,613    South Financial Group, Inc. (The)                     1,638,369
     33,578    Sterling Financial Corp.                              1,110,089
     47,722    Trustmark Corp.                                       1,506,584
     38,251    United America Indemity Ltd. - Class A(a)               821,631
     55,648    Universal American Financial Corp.(a)                   853,084
     36,279    Washington Real Estate Investment Trust               1,473,653
     33,932    Whitney Holding Corp.                                 1,193,388
     13,432    World Acceptance Corp.(a)                               536,877
                                                                 -------------
                                                                    46,053,525
                                                                 -------------
               HEALTH CARE - 4.2%
     21,643    LifePoint Hospitals, Inc.(a)                            736,944
     58,184    Option Care, Inc.                                       769,192
     37,827    Owens & Minor, Inc.                                   1,216,895
     27,570    PAREXEL International Corp.(a)                          912,567
     54,920    Symmetry Medical, Inc.(a)                               761,740
     25,998    Varian, Inc.(a)                                       1,213,587
                                                                 -------------
                                                                     5,610,925
                                                                 -------------
               INDUSTRIALS - 16.9%
     79,514    BE Aerospace, Inc.(a)                                 1,897,204
     82,264    Brooks Automation, Inc.(a)                            1,143,470
     82,094    Comfort Systems USA, Inc.                             1,069,685
     38,182    Curtiss-Wright Corp.                                  1,187,078
     24,624    EMCOR Group, Inc.(a)                                  1,365,155
     88,727    Entegris, Inc.(a)                                       963,575
     21,237    Esterline Technologies Corp.(a)                         743,932
     38,485    Genesee & Wyoming, Inc. - Class A(a)                    957,892



See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 94.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 16.9% (CONTINUED)
     26,467    Granite Construction, Inc.                        $   1,419,954
     36,532    Hub Group, Inc. - Class A(a)                            851,196
     41,386    MKS Instruments, Inc.(a)                                864,554
     16,303    Mobile Mini, Inc.(a)                                    438,877
     30,673    Moog, Inc. - Class A(a)                               1,001,473
     67,125    Quanta Services, Inc.(a)                              1,190,126
     44,885    Shaw Group, Inc.(a)                                   1,129,307
     43,668    SkyWest, Inc.                                         1,055,456
     31,441    United Rentals, Inc.(a)                                 681,012
     37,230    URS Corp.(a)                                          1,509,676
     34,953    Wabtec Corp.                                            986,024
     30,380    Washington Group International, Inc.(a)               1,798,800
     11,481    Watts Water Technologies, Inc. - Class A                356,026
                                                                 -------------
                                                                    22,610,472
                                                                 -------------
               INFORMATION TECHNOLOGY - 13.7%
     72,743    Agile Software Corp.(a)                                 419,727
    105,337    Bell Microproducts, Inc.(a)                             514,045
     29,211    Benchmark Electronics, Inc.(a)                          728,522
    162,623    Chordiant Software, Inc.(a)                             434,203
     51,630    CommScope, Inc.(a)                                    1,508,112
     32,897    Comtech Telecommunications Corp.(a)                   1,076,719
     75,649    Cypress Semiconductor Corp.(a)                        1,183,150
     73,398    Fairchild Semiconductor International, Inc.(a)        1,323,366
     22,193    Hyperion Solutions Corp.(a)                             735,032
     19,368    Intergraph Corp.(a)                                     723,589
     32,989    Komag, Inc.(a)                                        1,186,284
    169,680    Lawson Software, Inc.(a)                              1,130,069
     85,110    MPS Group, Inc.(a)                                    1,196,647
     40,755    MRO Software, Inc.(a)                                 1,046,996
    114,984    Parametric Technology Corp.(a)                        1,852,392
     96,675    Perot Systems Corp. - Class A(a)                      1,388,253
     74,730    Photronics, Inc.(a)                                   1,084,332
     34,550    Sybase, Inc.(a)                                         797,069
                                                                 -------------
                                                                    18,328,507
                                                                 -------------
               MATERIALS - 2.3%
     15,782    Airgas, Inc.                                            565,311
      9,652    Carpenter Technology Corp.                              925,048
     31,666    Commercial Metals Co.                                   683,669
     23,929    Foundation Coal Holdings, Inc.                          859,530
      2,559    Steel Dynamics, Inc.                                    135,090
                                                                 -------------
                                                                     3,168,648
                                                                 -------------



See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 94.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES - 2.4%
     66,098    Brightpoint, Inc.(a)                              $   1,099,871
    225,930    Cincinnati Bell, Inc.(a)                              1,140,946
     51,534    Iowa Telecommunications Services, Inc.                1,000,790
                                                                 -------------
                                                                     3,241,607
                                                                 -------------
               UTILITIES - 8.4%
     30,225    ALLETE, Inc.                                          1,388,536
     49,182    Cleco Corp.                                           1,227,583
     41,166    IDACORP, Inc.                                         1,581,598
     29,332    New Jersey Resources Corp.                            1,456,627
     34,828    Northwest Natural Gas Co.                             1,332,171
     30,272    Otter Tail Corp.                                        912,701
     46,556    PNM Resources, Inc.                                   1,334,760
     56,345    Sierra Pacific Resources(a)                             831,089
     41,577    Vectren Corp.                                         1,145,862
                                                                 -------------
                                                                    11,210,927
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $122,870,404)           $ 126,659,898
                                                                 -------------

================================================================================
     SHARES    MONEY MARKET FUNDS - 4.2%                             VALUE
--------------------------------------------------------------------------------
  5,603,527    First American Treasury Obligation Fund
                 - Class Y (Cost $5,603,527)                     $   5,603,527
                                                                 -------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 98.6%
                 (Cost $128,473,931)                             $ 132,263,425

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%          1,876,957
                                                                 -------------

               NET ASSETS - 100.0%                               $ 134,140,382
                                                                 =============

          (a)  Non-income producing security.












See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (UNAUDITED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004, and July 7, 2005, respectively.

     The investment objective of the Fund is long-term capital growth.

     The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

     SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the periods ended August 31, 2006 and February 28, 2006, proceeds from redemption fees totaled $518 and $6, respectively, for Class R shares. No redemption fees were collected for Class I shares.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no distributions during the six months ended August 31, 2006. The tax character of distributions paid during the year ended February 28, 2006 was as follows:

                       ORDINARY         LONG-TERM            TOTAL
                        INCOME        CAPITAL GAINS      DISTRIBUTIONS

        CLASS R       $1,014,717        $226,375          $1,241,092

        CLASS I       $  531,969        $115,326          $  647,295

     ALLOCATION  BETWEEN CLASSES - Investment  income earned,  realized  capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item as of August 31, 2006:

               Cost of portfolio investments                 $129,016,560
                                                          ==================

               Gross unrealized appreciation                   $7,507,469
               Gross unrealized depreciation                   (4,260,604)
                                                          ------------------

               Net unrealized appreciation                     $3,246,865

               Undistributed ordinary income                    2,151,501

               Undistributed long-term gains                      314,056

               Other gains                                      3,705,063
                                                          ------------------

               Accumulated earnings                            $9,417,485
                                                          ==================

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

     CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.   INVESTMENT TRANSACTIONS

     During the six months ended August 31, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $109,937,413 and $53,314,956, respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     INVESTMENT ADVISORY AGREEMENT
     Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor is obligated to waive its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on June 30, 2007. For the six months ended August 31, 2006, the Advisor waived $68,068 of its advisory fees and reimbursed $993 of Class R expenses and $457 of Class I expenses.

     The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. As of August 31, 2006, the amount available for potential recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $302,310, of which $95,206 expires during the year ended February 28, 2008, $137,586 expires during the year ended February 28, 2009 and $69,518 expires during the year ended February 28, 2010.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.25% of the Fund's average daily net assets up to $25 million; 0.20% of the next $25 million of such assets; and 0.15% of such assets in excess of $50 million, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. For the six months ended August 31, 2006, the Fund incurred $86,775 in fees for mutual fund services. As of August 31, 2006, the Fund owes fees of $17,510 to Ultimus.

     SERVICE PLAN AND AGREEMENT
     The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor may, in turn, pay such fees to third parties for eligible services provided by those parties to Class R shareholders. For the six months ended August 31, 2006, the Advisor earned $68,047 under the Plan. As of August 31, 2006, the Advisor is due $20,690 under the Plan.

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the six months ended August 31, 2006, UFD received $3,000 for its distribution services under the Agreement.

     PRINCIPAL HOLDERS OF FUND SHARES
     As of August 31, 2006, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104 and The Trust Co of Oxford, PO Box 40856, Indianapolis, IN 46240, owned of record 30% and 25%, respectively, of Class R's outstanding shares.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

4.   ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2006) and held until the end of the period (August 31, 2006).

The tables that follow illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value   Expenses Paid
                                  March 1, 2006   Aug. 31, 2006   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,009.20         $7.60
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00       $1,017.64         $7.63
--------------------------------------------------------------------------------
* Expenses are equal to Class R's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CLASS I
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                  Account Value   Account Value   Expenses Paid
                                  March 1, 2006   Aug. 31, 2006   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,010.80         $6.34
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00       $1,018.90         $6.36
--------------------------------------------------------------------------------
* Expenses are equal to Class I's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-896-9292. Furthermore, you may obtain a copy of these filings on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

VERACITY SMALL CAP VALUE FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Investment Advisory Agreement (the "Advisory Agreement") with the Advisor. Approval took place at an in-person meeting, held on March 30, 2006, at which all of the Trustees were present.

The Independent Trustees were advised by independent counsel of their fiduciary obligations in determining whether to approve the continuance of the Advisory Agreement, and the Independent Trustees requested such information from the Advisor as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Advisor; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Advisor from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Advisor's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Advisor's compliance program, and the Advisor's role in coordinating such services and programs. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in a private session with counsel at which no representatives of the Advisor were present.

The Trustees discussed the responsibilities of the Advisor under the Advisory Agreement, noting that the Advisor is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund.

The Trustees reviewed the Advisor's Form ADV, focusing on the biographical information on the Advisor's key personnel, in particular the investment management and compliance team. The Advisor discussed the roles of the Advisor's key personnel and discussed their relevant experience in the industry. The Trustees also considered the Advisor's compliance program when evaluating the nature and quality of the services provided under the Advisory Agreement.

The Trustees discussed the financial condition of the Advisor, reviewing a recent copy of the Advisor's balance sheet. It was noted by the Independent Trustees that the balance sheet, coupled with the Advisor's oral representations made at the meeting regarding its financial condition, provided them with sufficient information to conclude that the Advisor is financially capable of satisfying its obligations under the Advisory Agreement.

VERACITY SMALL CAP VALUE FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)
--------------------------------------------------------------------------------

The Trustees reviewed a report regarding the advisory fees paid to the Advisor and the expenses incurred by the Advisor in providing services to the Fund. This report included the amounts of gross and net advisory fees, along with fee waivers and expense reimbursements by the Advisor, since the Fund's inception. Counsel explained to the Independent Trustees that profitability, or for that matter lack of profitability, is an important factor for them to consider. The Advisor reminded the Independent Trustees of the considerable investment made by the Advisor to establish the Fund and to continue to build the Fund's assets.

The Trustees reviewed information regarding the Fund's historical performance through February 28, 2006, as compared to various indices and averages. The Advisor provided comparative performance reports that illustrated that the Fund has outperformed the Russell 2000 Value Index, the Standard & Poor's 500 Index and the Lipper Small Cap Value Index over virtually all measurement periods since the Fund's inception. The Independent Trustees also reviewed the Fund's brokerage practices and discussed the Advisor's "soft dollar" arrangements, pursuant to which the Advisor receives research services in return for directing brokerage commissions to certain brokers. The Independent Trustees discussed the average commission rates paid by the Fund and discussed the percentage of Fund trades being directed for "soft dollar" research.

The Advisor provided, and the Independent Trustees reviewed, information comparing the rate of the advisory fee paid by the Fund and the Fund's total expense ratio to the average advisory fees and total expense ratios for equity funds classified by Morningstar as small cap value funds with $100 million or less in net assets, and then to the entire small cap value fund universe. In reviewing the Fund's advisory fee, the Independent Trustees noted that the Fund's 1.00% advisory fee is slightly higher than the average advisory fee (0.97%) charged by small cap value funds with $100 million or less in net assets. It was further noted that the Fund's advisory fee was also higher than the average advisory fee for the entire universe of such funds (0.88%). The Independent Trustees next discussed the Fund's total expense ratio for Class R shares (1.50% after fee waivers) and Class I shares (1.25% after fee waivers), noting that the total expense ratio for Class R shares is slightly less, and for Class I shares is considerably less, than the average for small cap value funds having less than $100 million in assets (1.51%). The same comparisons were made to the average expense ratio for entire small cap value fund universe (1.33%). The Advisor also reviewed with the Independent Trustees the fees charged by the Advisor to its non-investment company accounts. The Advisor reported that generally it charges an advisory fee for its small cap value equity product equal to that of the Fund, but noted that occasionally the Advisor will negotiate lower fees depending on such things as the size of the account and the level of reporting required by the client.

VERACITY SMALL CAP VALUE FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)
--------------------------------------------------------------------------------

The Independent Trustees concluded that: (i) based on the performance of the Fund and the other services provided under the Advisory Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and overseeing the activities of the Fund's other service providers, they believe that the Advisor has provided high quality services to the Fund as compared to similarly managed funds; (ii) although the Fund's advisory fee is slightly higher than the averages of comparably managed funds, as calculated and published by Morningstar, they believe that the Advisor is providing above average portfolio management services to the Fund; and (iii) shareholders are being provided a high-quality investment option at a total expense ratio that compares favorably to other comparably managed funds. The Independent Trustees also decided at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that as the Fund continues to grow in assets, it may become necessary for the Advisor to consider adding fee breakpoints to the Advisory Agreement. The Independent Trustees also considered the "fallout benefits" to, and the profitability of, the Advisor but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund. Additionally, the Independent Trustees recognized that the Advisor's commitment to cap overall operating expenses of the Fund by waiving a significant portion of its advisory fees has enabled the Fund to increase returns for shareholders and maintain an overall expense ratio that is competitive with those of funds investing in similar securities. The total amount of fee waivers and expense reimbursements by the Advisor from the Fund's commencement of operations on March 30, 2004 through February 28, 2006 was $232,792.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto







Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             ----------------------------------------------------



By (Signature and Title)*   /s/ Matthew G. Bevin
                          ---------------------------------------
                          Matthew G. Bevin, President


Date          November 3, 2006
      -------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Matthew G. Bevin
                          ---------------------------------------
                          Matthew G. Bevin, President


Date          November 3, 2006
      -------------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                          ---------------------------------------
                          Mark J. Seger, Treasurer


Date          November 3, 2006
      -------------------------------------



* Print the name and title of each signing officer under his or her signature.